Carve-out Statements of Cash Flows (Predecessor) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2021	Dec. 31, 2020
United Maritime Predecessor [Member]
Cash flows from operating activities:
Net (loss) / income	$ (736,644)	$ 2,170,265	$ 1,091,217
Adjustments to reconcile net (loss) / income to net cash (used in) / provided by operating activities:
Depreciation	400,285	756,765	758,839
Amortization of deferred dry-docking costs	266,901	316,450	317,317
Amortization of deferred finance charges and other finance costs	44,308	101,289	96,300
Gain on debt refinancing	0	0	(1,490,601)
Changes in operating assets and liabilities:
Accounts receivable trade	(48,728)	(70,000)	480,769
Inventories	(16,562)	(45,190)	(3,354)
Prepaid expenses	40,123	(12,132)	3,223
Deferred charges, non-current	(3,241,630)	0	0
Trade accounts and other payables	2,832,156	133,888	(1,932,686)
Accrued liabilities	124,100	102,770	111,226
Deferred revenue	(262,734)	203,232	123,142
Net cash (used in) / provided by operating activities	(598,425)	3,657,337	(444,608)
Cash flows from investing activities:
Vessel's improvements	(454,585)	(56,066)	(10,782)
Net cash (used in) / provided by investing activities	(454,585)	(56,066)	(10,782)
Cash flows from financing activities:
Parent investment, net	1,253,526		1,960,687
Parent investment, net		(2,441,795)
Repayments of long term debt	(550,000)	(800,000)	(9,015,940)
Proceeds from long term debt	0	0	6,500,000
Payments of financing costs	0	0	(175,695)
Net cash provided by / (used in) financing activities	703,526	(3,241,795)	(730,948)
Net (decrease) / increase in cash and cash equivalents and restricted cash	(349,484)	359,476	(1,186,338)
Cash and cash equivalents and restricted cash at beginning of period	765,484	406,008	1,592,346
Cash and cash equivalents and restricted cash at end of period	416,000	765,484	406,008
Noncash investing activities:
Vessel's improvements	(495,668)	(16,252)	0
Cash paid during the year:
Interest	$ 288,254	$ 624,221	$ 454,583